Provisions - Movement of the provision for closure of mining units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Accretion expense	$ 12,067	$ 5,188
Disbursements	(25,801)	(18,032)
Classification by maturity:
Current portion	107,491	94,171	$ 81,039
Non-current portion	193,209	204,347	232,288
Closure of mining units and exploration projects [Member]
Provisions
Beginning balance	254,247	271,987
Continuing mining units, note 11(a)	11,879	(21,869)
Continuing mining units, note 28(a)	0	(302)
Discontinued mining units, note 1(e)	6,991	660
Exploration projects, note 28(a)	(7,794)	13,631
Additions (reversals) in estimates and reclassifications	11,076	(7,880)
Continuing mining units, note 29(a)	11,249	4,932
Discontinued mining units, note 1(e)	229	59
Exploration projects, note 29(a)	589	138
Accretion expense	12,067	5,129
Disbursements	(18,024)	(14,989)
Ending balance	259,366	254,247	271,987
Classification by maturity:
Current portion	80,548	60,644
Non-current portion	178,818	193,603
Provision for closure of mining units and exploration projects	$ 259,366	$ 254,247	$ 271,987